UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity® Corporate Bond 1-5 Year Central Fund

Annual Report

August 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB5CEN-ANN-1009
1.833856.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Life of fundA
Fidelity Corporate Bond 1-5 Year Central Fund	10.37%	6.23%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-5 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-5 Year Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from David Prothro, Portfolio Manager of Fidelity® Corporate Bond 1-5 Year Central Fund: The fund returned 10.37% for the year, beating the 7.71% gain of the Barclays Capital U.S. 1-5 Year Credit Bond Index. As the credit markets began to recover during the period's second half, I reduced the fund's U.S. Treasury holdings and gradually increased its risk profile to capitalize on the rally that developed in the bond market's more credit-sensitive sectors. Favorable overall security selection and sector positioning fueled the fund's outperformance. On average, I maintained an underweighting in banking, which, along with good bond selection, aided results when banks were performing poorly during the first half of the period. In March, however, as bank bonds began to rally, I increased the fund's holdings moderately to benefit from the rebound. In addition, overweightings in communications and electric utilities contributed, as these more-defensive industries experienced less stress early on than other market segments. Strong security selection in real estate investment trusts (REITs) and insurance also boosted results. I focused the fund's REIT investments on operators that had sufficient liquidity to buy back their short-term debt - an activity that helped this group outperform REITs generally. In insurance, a substantial position in property and casualty insurer Zurich Financial performed exceptionally well and was by far our biggest relative contributor. Overweighted exposure to the underperforming brokerage industry detracted from results. The fund's average Treasury weighting also dampened performance modestly.

Note to shareholders: The fund was liquidated on September 25, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.0067%	$ 1,000.00	$ 1,143.10	$ .04
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.17	$ .03

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
U.S. Government and U.S. Government Agency Obligations 0.0%	U.S. Government and U.S. Government Agency Obligations 1.0%
AAA 0.8%	AAA 0.9%
AA 5.3%	AA 11.0%
A 19.5%	A 21.8%
BBB 59.9%	BBB 55.0%
BB and Below 7.3%	BB and Below 3.6%
Not Rated 3.8%	Not Rated 3.4%
Short-Term Investments and Net Other Assets 3.4%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	1.6	1.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	1.3	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 96.6%		Corporate Bonds 95.0%
	U.S. Government and U.S. Government Agency Obligations 0.0%		U.S. Government and U.S. Government Agency Obligations 1.0%
	Municipal Bonds 0.0%		Municipal Bonds 0.7%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	19.4%	** Foreign investments	20.7%
* Futures and Swaps	9.2%	** Futures and Swaps	8.5%

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 96.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 2.5%
DaimlerChrysler NA Holding Corp.:
4.875% 6/15/10	$ 3,000,000	$ 3,035,253
5.875% 3/15/11	5,050,000	5,255,550
		8,290,803
Household Durables - 0.4%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,178,761
Media - 7.0%
AOL Time Warner, Inc. 6.75% 4/15/11	6,835,000	7,266,391
Comcast Corp. 5.85% 1/15/10	6,275,000	6,388,590
COX Communications, Inc. 4.625% 1/15/10	9,500,000	9,605,640
		23,260,621
TOTAL CONSUMER DISCRETIONARY		32,730,185
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.0%
CVS Caremark Corp. 0.9675% 6/1/10 (c)	3,380,000	3,373,737
Food Products - 1.8%
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	6,077,128
TOTAL CONSUMER STAPLES		9,450,865
ENERGY - 7.5%
Energy Equipment & Services - 1.0%
Weatherford International Ltd. 5.15% 3/15/13	3,000,000	3,126,117
Oil, Gas & Consumable Fuels - 6.5%
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	753,585	731,301
Duke Capital LLC 7.5% 10/1/09	310,000	311,291
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,539,253
7.875% 8/16/10	1,580,000	1,654,377
EnCana Corp. 6.3% 11/1/11	7,000,000	7,602,231
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	5,008,370
Nexen, Inc. 5.05% 11/20/13	2,500,000	2,567,523
Petroleum Export Ltd. 4.633% 6/15/10 (b)	223,111	219,713
		21,634,059
TOTAL ENERGY		24,760,176
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 41.3%
Capital Markets - 5.4%
Bear Stearns Companies, Inc.:
4.245% 1/7/10	$ 1,845,000	$ 1,854,898
5.35% 2/1/12	3,000,000	3,163,230
Goldman Sachs Group, Inc.:
6.6% 1/15/12	3,366,000	3,644,139
6.875% 1/15/11	275,000	293,428
Janus Capital Group, Inc. 6.125% 9/15/11 (a)	5,887,000	5,829,396
Morgan Stanley 0.8375% 1/9/14 (c)	3,250,000	3,007,303
The Bank of New York, Inc. 4.95% 1/14/11	250,000	258,923
		18,051,317
Commercial Banks - 7.9%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,764,511
Bank One Corp. 7.875% 8/1/10	460,000	486,469
Chase Manhattan Corp. 7.875% 6/15/10	1,030,000	1,082,192
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (b)(c)	2,701,299	2,404,156
National City Bank, Cleveland 4.5% 3/15/10	1,005,000	1,019,174
PNC Funding Corp.:
0.6275% 1/31/12 (c)	3,515,000	3,343,145
4.5% 3/10/10	2,695,000	2,722,007
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(c)	4,820,000	3,958,425
Wachovia Corp.:
0.6331% 4/23/12 (c)	370,000	357,052
0.6394% 10/15/11 (c)	740,000	721,260
Wells Fargo & Co. 4.2% 1/15/10	2,925,000	2,954,086
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100,000	5,360,911
		26,173,388
Consumer Finance - 6.7%
Capital One Financial Corp. 0.93% 9/10/09 (c)	1,995,000	1,994,635
Discover Financial Services 1.1688% 6/11/10 (c)	4,053,000	3,949,450
General Electric Capital Corp. 4.25% 9/13/10	665,000	680,961
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,972,788
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,055,225
Nelnet, Inc. 7.4% 9/29/36 (c)	5,260,000	3,532,847
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	3,000,000	2,974,521
SLM Corp. 0.6638% 7/26/10 (c)	3,841,000	3,514,246
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	571,230	564,507
		22,239,180
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 9.6%
Citigroup, Inc. 6.5% 1/18/11	$ 1,305,000	$ 1,348,665
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(c)	5,580,000	2,343,600
JPMorgan Chase & Co.:
4.891% 9/1/15 (c)	6,045,000	5,457,190
6.75% 2/1/11	375,000	399,170
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	3,945,575
5.5% 1/15/14 (b)	1,080,000	825,291
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,582,133
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(c)	15,990,000	13,911,296
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(c)	1,122,000	899,238
		31,712,158
Insurance - 0.8%
MetLife, Inc. 6.125% 12/1/11	1,310,000	1,400,053
Monumental Global Funding II 5.65% 7/14/11 (b)	1,095,000	1,119,138
		2,519,191
Real Estate Investment Trusts - 7.8%
AvalonBay Communities, Inc.:
5.5% 1/15/12	440,000	456,714
6.625% 9/15/11	2,300,000	2,443,246
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,736,293
Colonial Properties Trust 4.8% 4/1/11	54,000	52,257
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	6,362,193
Duke Realty LP:
4.625% 5/15/13	430,000	403,446
5.25% 1/15/10	2,000,000	2,005,400
5.625% 8/15/11	2,440,000	2,464,585
Federal Realty Investment Trust 5.4% 12/1/13	965,000	949,764
Mack-Cali Realty LP:
5.05% 4/15/10	190,000	190,566
7.75% 2/15/11	2,700,000	2,838,594
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	348,762
Simon Property Group LP:
5% 3/1/12	2,000,000	2,050,380
5.3% 5/30/13	540,000	549,047
		25,851,247
Real Estate Management & Development - 0.2%
ERP Operating LP 5.5% 10/1/12	675,000	704,418
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.9%
Countrywide Home Loans, Inc. 4% 3/22/11	$ 2,985,000	$ 3,013,946
Independence Community Bank Corp. 2.4169% 4/1/14 (c)	7,640,000	6,749,825
		9,763,771
TOTAL FINANCIALS		137,014,670
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,366,656
Airlines - 3.2%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	1,381,475	1,326,216
7.024% 4/15/11	4,465,000	4,442,675
Continental Airlines, Inc.:
6.795% 2/2/20	1,842,524	1,409,531
7.056% 3/15/11	960,000	955,200
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	2,625,000	2,559,375
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	91,115	89,748
		10,782,745
Building Products - 0.5%
Masco Corp. 0.9388% 3/12/10 (c)	1,550,000	1,522,235
Industrial Conglomerates - 1.0%
Covidien International Finance SA:
5.15% 10/15/10	2,465,000	2,566,464
5.45% 10/15/12	590,000	643,043
		3,209,507
TOTAL INDUSTRIALS		16,881,143
MATERIALS - 1.6%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	178,000	192,665
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 1.6%
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	$ 5,190,000	$ 5,200,224
TOTAL MATERIALS		5,392,889
TELECOMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 8.1%
British Telecommunications PLC 9.125% 12/15/10 (a)	4,742,000	5,108,979
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,211,442
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	2,008,508
Telecom Italia Capital SA:
4% 1/15/10	3,000,000	3,021,945
4.875% 10/1/10	8,035,000	8,238,261
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,190,256
		26,779,391
Wireless Telecommunication Services - 3.2%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,899,395
7.75% 2/15/10	1,850,000	1,906,107
		10,805,502
TOTAL TELECOMMUNICATION SERVICES		37,584,893
UTILITIES - 17.1%
Electric Utilities - 6.4%
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	12,505,013
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,352,888
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,511,617
		21,369,518
Gas Utilities - 2.5%
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,152,046
Independent Power Producers & Energy Traders - 2.5%
Constellation Energy Group, Inc. 7% 4/1/12	200,000	214,671
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,682,278
PSEG Power LLC 7.75% 4/15/11	5,000,000	5,389,965
		8,286,914
Multi-Utilities - 5.7%
Consolidated Edison Co. of New York, Inc.:
Series 2000 B, 7.5% 9/1/10	925,000	978,345
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Consolidated Edison Co. of New York, Inc.: - continued
7.5% 9/1/10	$ 1,165,000	$ 1,232,186
Dominion Resources, Inc. 6.3% 9/30/66 (c)	5,750,000	4,197,500
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,255,376
KeySpan Corp. 7.625% 11/15/10	520,000	549,182
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,665,126
		18,877,715
TOTAL UTILITIES		56,686,193
TOTAL NONCONVERTIBLE BONDS (Cost $326,351,260)		320,501,014
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $119,000)	119,001	119,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $326,470,260)		320,620,014
NET OTHER ASSETS - 3.4%		11,335,250
NET ASSETS - 100%		$ 331,955,264
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 1,500,000	21,698
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.794% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2013	$ 30,000,000	$ 1,998,063
		$ 31,500,000	$ 2,019,761
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,350,563 or 15.2% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$119,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 20,462
Banc of America Securities LLC	10,188
Bank of America, NA	25,472
Deutsche Bank Securities, Inc.	11,207
ING Financial Markets LLC	3,278
J.P. Morgan Securities, Inc.	20,376
Mizuho Securities USA, Inc.	10,188
Morgan Stanley & Co., Inc.	5,094
Societe Generale, New York Branch	12,735
$ 119,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 21,698	$ -
Interest Rate Risk
Swap Agreements (a)	1,998,063	-
Total Value of Derivatives	$ 2,019,761	$ -
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
Luxembourg	6.0%
United Kingdom	4.7%
Canada	3.1%
France	2.2%
Spain	1.2%
Bermuda	1.0%
Others (individually less than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $119,000) - See accompanying schedule: Unaffiliated issuers (cost $326,470,260)		$ 320,620,014
Cash		6,016,767
Interest receivable		5,064,757
Unrealized appreciation on swap agreements		2,019,761
Total assets		333,721,299

Liabilities
Distributions payable	1,486,121
Other payables and accrued expenses	279,914
Total liabilities		1,766,035

Net Assets		$ 331,955,264
Net Assets consist of:
Paid in capital		$ 335,785,749
Net unrealized appreciation (depreciation) on investments		(3,830,485)
Net Assets, for 3,244,195 shares outstanding		$ 331,955,264
Net Asset Value, offering price and redemption price per share ($331,955,264 ÷ 3,244,195 shares)		$ 102.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 23,692,924

Expenses
Custodian fees and expenses	8,275
Independent directors' compensation	1,624
Miscellaneous	9,161
Total expenses before reductions	19,060
Expense reductions	(3,685)	15,375
Net investment income		23,677,549
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,720,042)
Swap agreements	5,457,662
Total net realized gain (loss)		(14,262,380)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,925,212
Swap agreements	(411,707)
Total change in net unrealized appreciation (depreciation)		9,513,505
Net gain (loss)		(4,748,875)
Net increase (decrease) in net assets resulting from operations		$ 18,928,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,677,549	$ 39,524,193
Net realized gain (loss)	(14,262,380)	(6,193,124)
Change in net unrealized appreciation (depreciation)	9,513,505	(2,398,567)
Net increase (decrease) in net assets resulting from operations	18,928,674	30,932,502
Distributions to partners from net investment income	(22,159,676)	(37,439,337)
Affiliated share transactions Proceeds from sales of shares	10,000	-
Reinvestment of distributions	12,943,459	37,425,643
Cost of shares redeemed	(334,963,874)	(302,030,685)
Net increase (decrease) in net assets resulting from share transactions	(322,010,415)	(264,605,042)
Total increase (decrease) in net assets	(325,241,417)	(271,111,877)

Net Assets
Beginning of period	657,196,681	928,308,558
End of period	$ 331,955,264	$ 657,196,681
Other Information Shares
Sold	108	-
Issued in reinvestment of distributions	142,157	377,212
Redeemed	(3,618,596)	(3,031,592)
Net increase (decrease)	(3,476,331)	(2,654,380)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 97.79	$ 99.02	$ 100.00
Income from Investment Operations
Net investment income D	5.401	5.407	4.434
Net realized and unrealized gain (loss)	4.177 H	(1.543)	(1.100)
Total from investment operations	9.578	3.864	3.334
Distributions to partners from net investment income	(5.048)	(5.094)	(4.314)
Net asset value, end of period	$ 102.32	$ 97.79	$ 99.02
Total Return B,C	10.37%	3.95%	3.37%
Ratios to Average Net Assets E,J
Expenses before reductions	-% G	-% G	-% A,G
Expenses net of fee waivers, if any	-% G	-% G	-% A,G
Expenses net of all reductions	-% G	-% G	-% A,G
Net investment income	5.71%	5.44%	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 331,955	$ 657,197	$ 928,309
Portfolio turnover rate F	45%	134%	185% A,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 6, 2006 (commencement of operations) to August 31, 2007.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 8,401,396
Unrealized depreciation	(12,826,008)
Net unrealized appreciation (depreciation)	$ (4,424,612)

Cost for federal income tax purposes	$ 325,044,626

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $0 representing 0.0% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $0. The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $0 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (227,358)	$ 73,184
Interest Rate Risk
Swap Agreements	5,685,020	(484,891)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 5,457,662	$ (411,707)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $5,457,662 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(411,707) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $15,437,003 and $244,046,886, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,624.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,061.

Annual Report

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on September 25, 2009 ("liquidation date"), the Fund was liquidated pursuant to a Plan of Liquidation and Dissolution approved the Fund's Board of Directors. Under the plan, the Fund distributed in-kind all of its net assets of $336,255,039 to its shareholders pro rata at the net asset value of $103.65 per share of the Fund determined as of the close of business of the liquidation date using the security valuation procedures discussed in Note 2. All of the Fund's shareholders were registered open-end management investment companies managed by FMR or an affiliate.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-5 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-5 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-5 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of Fidelity Central Investment Portfolios II LLC and the fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-5 Year Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Fidelity® Corporate Bond 1-10 Year Central Fund

Annual Report

August 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-ANN-1009
1.833860.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Life of Fund A
Fidelity Corporate Bond 1-10 Year Central Fund	11.84%	6.38%

A From November 6, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Corporate Bond 1-10 Year Central Fund on November 6, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from David Prothro, Portfolio Manager of Fidelity® Corporate Bond 1-10 Year Central Fund: The fund returned 11.84% for the year, beating the 8.80% gain of the Barclays Capital U.S. Intermediate Credit Bond Index. As the credit markets began to recover during the period's second half, I reduced the fund's U.S. Treasury holdings and gradually increased the fund's risk profile to capitalize on the rally that developed in the bond market's more credit-sensitive sectors. Favorable overall security selection and sector positioning fueled the fund's relative outperformance. During the first half of the period, I modestly underweighted the banking industry, which, along with good bond selection, aided results, as banks performed poorly during that time. In March, however, as bank bonds began to rally, I increased the fund's holdings to benefit from the rebound. In addition, overweightings in communications, electric utilities and natural gas utilities contributed to relative performance, as these more-defensive industries experienced less stress early on than other market segments. Security selection among consumer non-cyclical issuers also boosted results. Lastly, strong security selection in real estate investment trusts (REITs) helped performance. I focused the fund's REIT investments on operators that had sufficient liquidity to buy back their short-term debt - an activity that helped this group outperform REITs generally. Overweighted exposure to the underperforming brokerage industry - a segment primarily composed of asset managers rather than traditional brokerages - detracted from results. The fund's average Treasury weighting also dampened performance modestly.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.0012%	$ 1,000.00	$ 1,179.00	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.20	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009*	As of February 28, 2009**
U.S. Government and U.S. Government Agency Obligations 4.2%	U.S. Government and U.S. Government Agency Obligations 11.7%
AAA 0.0%	AAA 0.5%
AA 6.7%	AA 10.7%
A 29.6%	A 29.1%
BBB 54.2%	BBB 49.0%
BB and Below 5.4%	BB and Below 3.8%
Not Rated 0.6%	Not Rated 0.2%
Short-Term Investments and Net Other Assets † (0.7)%	Short-Term Investments and Net Other Assets † (5.0)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.0	4.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 94.6%		Corporate Bonds 92.3%
	U.S. Government and U.S. Government Agency Obligations 4.2%		U.S. Government and U.S. Government Agency Obligations 11.7%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 1.7%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets† (0.7)%		Short-Term Investments and Net Other Assets † (5.0)%
* Foreign investments	18.4%	** Foreign investments	18.7%
* Futures and Swaps	6.5%	** Futures and Swaps	3.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,666,067
5.875% 3/15/11	5,902,000	6,142,229
		22,808,296
Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc. 4.25% 9/15/15	7,962,000	8,083,245
Household Durables - 0.9%
Fortune Brands, Inc.:
5.125% 1/15/11	13,113,000	13,348,090
6.375% 6/15/14	11,609,000	11,863,562
		25,211,652
Media - 5.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	5,345,000	5,682,350
6.875% 5/1/12	6,934,000	7,583,154
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,451,000	1,543,066
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,416,090
5.5% 3/15/11	1,085,000	1,138,686
5.7% 7/1/19	18,380,000	19,395,734
5.85% 1/15/10	174,000	177,150
COX Communications, Inc.:
4.625% 1/15/10	6,082,000	6,149,632
4.625% 6/1/13	12,691,000	13,078,812
6.25% 6/1/18 (b)	9,765,000	10,392,470
News America, Inc.:
4.75% 3/15/10	695,000	697,642
5.3% 12/15/14	2,490,000	2,669,255
6.9% 3/1/19 (b)	21,396,000	24,103,279
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	7,406,063
6.2% 7/1/13	6,601,000	7,133,140
6.75% 7/1/18	3,333,000	3,682,028
8.25% 4/1/19	6,110,000	7,337,065
8.75% 2/14/19	6,786,000	8,353,709
Time Warner, Inc. 5.875% 11/15/16	4,230,000	4,419,677
Viacom, Inc.:
4.375% 9/15/14	3,246,000	3,251,041
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
6.125% 10/5/17	$ 3,575,000	$ 3,778,575
6.25% 4/30/16	13,603,000	14,593,829
		157,982,447
Specialty Retail - 0.5%
Staples, Inc. 7.75% 4/1/11	13,300,000	14,133,125
TOTAL CONSUMER DISCRETIONARY		228,218,765
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	208,000	217,714
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	13,872,000	14,774,471
7.2% 1/15/14 (b)	9,760,000	10,961,934
Diageo Capital PLC 5.2% 1/30/13	2,947,000	3,146,930
Diageo Finance BV 5.5% 4/1/13	9,993,000	10,787,663
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	8,542,520
		48,431,232
Food & Staples Retailing - 0.8%
CVS Caremark Corp.:
0.9675% 6/1/10 (f)	6,523,000	6,510,913
6.036% 12/10/28	6,432,886	6,071,486
6.302% 6/1/37 (f)	13,457,000	10,631,030
		23,213,429
Food Products - 0.9%
Cargill, Inc. 6% 11/27/17 (b)	11,209,000	11,995,961
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	11,212,759
6.75% 2/19/14	1,534,000	1,740,947
		24,949,667
Personal Products - 0.2%
Avon Products, Inc. 4.8% 3/1/13	5,083,000	5,401,826
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 1.2%
Altria Group, Inc. 9.7% 11/10/18	$ 21,597,000	$ 26,418,422
Reynolds American, Inc. 6.75% 6/15/17	8,312,000	8,469,446
		34,887,868
TOTAL CONSUMER STAPLES		136,884,022
ENERGY - 9.5%
Energy Equipment & Services - 0.9%
DCP Midstream LLC 9.75% 3/15/19 (b)	1,649,000	1,960,412
Transocean Ltd. 5.25% 3/15/13	9,844,000	10,364,905
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,108,536
5.15% 3/15/13	6,467,000	6,738,866
		24,172,719
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp. 5.95% 9/15/16	21,521,000	22,380,355
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	7,099,690
Canadian Natural Resources Ltd.:
5.15% 2/1/13	12,778,000	13,366,222
5.7% 5/15/17	3,293,000	3,449,052
ConocoPhillips 4.75% 2/1/14	2,995,000	3,211,251
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,380,053
6.875% 2/1/11	6,572,000	6,853,262
7.875% 8/16/10	2,947,000	3,085,727
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,728,174
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	4,813,000	5,178,023
Enbridge Energy Partners LP:
5.875% 12/15/16	5,131,000	5,122,657
6.5% 4/15/18	6,737,000	7,075,554
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	8,921,387
Enterprise Products Operating LP:
4.625% 10/15/09	5,530,000	5,539,257
5.6% 10/15/14	5,554,000	5,874,544
5.65% 4/1/13	1,979,000	2,102,775
Gazstream SA 5.625% 7/22/13 (b)	2,339,341	2,339,341
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,390,874
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	2,811,663
Lukoil International Finance BV 6.656% 6/7/22 (b)	3,471,000	3,141,255
Magellan Midstream Partners LP 6.55% 7/15/19	3,287,000	3,628,319
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.:
5.05% 11/20/13	$ 10,923,000	$ 11,218,019
5.2% 3/10/15	2,580,000	2,608,308
6.2% 7/30/19	6,935,000	7,015,841
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	10,952,197
Pemex Project Funding Master Trust:
1.25% 12/3/12 (b)(f)	170,000	162,350
1.9294% 6/15/10 (b)(f)	3,537,000	3,528,158
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	3,425,000	3,861,688
Petroleos Mexicanos 8% 5/3/19 (b)	292,000	328,500
Plains All American Pipeline LP:
4.25% 9/1/12	5,580,000	5,697,320
7.75% 10/15/12	6,699,000	7,406,200
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	8,487,000	9,240,501
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,582,000	1,621,387
5.5% 9/30/14 (b)	2,210,000	2,286,901
5.832% 9/30/16 (b)	3,816,000	3,919,146
6.75% 9/30/19 (b)	1,447,000	1,512,387
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,325,522
Source Gas LLC 5.9% 4/1/17 (b)	10,068,000	8,172,427
Southeast Supply Header LLC 4.85% 8/15/14 (b)	4,216,000	4,280,728
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,584,459
Suncor Energy, Inc. 6.1% 6/1/18	3,482,000	3,647,043
TEPPCO Partners LP 5.9% 4/15/13	9,202,000	9,900,101
Texas Eastern Transmission LP 6% 9/15/17 (b)	4,573,000	4,919,368
		242,867,986
TOTAL ENERGY		267,040,705
FINANCIALS - 42.9%
Capital Markets - 10.1%
Bear Stearns Companies, Inc.:
0.9025% 9/9/09 (f)	3,609,000	3,609,043
4.245% 1/7/10	3,458,000	3,476,552
4.5% 10/28/10	5,207,000	5,407,230
5.3% 10/30/15	3,324,000	3,369,024
5.85% 7/19/10	10,706,000	11,001,689
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
6.95% 8/10/12	$ 3,835,000	$ 4,284,688
BlackRock, Inc. 6.25% 9/15/17	8,726,000	9,178,949
Goldman Sachs Group, Inc.:
5.25% 10/15/13	16,772,000	17,703,987
5.45% 11/1/12	10,706,000	11,412,414
5.95% 1/18/18	11,333,000	11,797,755
6% 5/1/14	8,240,000	8,884,393
6.15% 4/1/18	12,985,000	13,706,719
6.6% 1/15/12	4,860,000	5,261,592
7.5% 2/15/19	4,992,000	5,747,265
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,815,000	6,748,315
6.5% 6/15/12	11,851,000	11,743,511
Lazard Group LLC:
6.85% 6/15/17	10,908,000	10,672,954
7.125% 5/15/15	3,910,000	3,927,740
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	18,229,000	18,534,864
6.15% 4/25/13	13,738,000	14,303,154
6.875% 4/25/18	6,661,000	6,801,421
Morgan Stanley:
0.7875% 1/9/12 (f)	3,194,000	3,087,851
0.8375% 1/9/14 (f)	14,208,000	13,147,003
4.75% 4/1/14	2,257,000	2,240,675
5.05% 1/21/11	8,648,000	8,931,568
5.25% 11/2/12	744,000	786,718
5.45% 1/9/17	725,000	718,947
5.95% 12/28/17	1,561,000	1,596,162
6% 5/13/14	2,710,000	2,873,654
6.6% 4/1/12	16,248,000	17,654,849
6.625% 4/1/18	9,766,000	10,435,352
6.75% 4/15/11	2,375,000	2,525,794
7.3% 5/13/19	2,881,000	3,208,371
Royal Bank of Scotland PLC 4.875% 8/25/14 (b)	15,770,000	15,793,970
Scotland International Finance No. 2 BV 7.7% 8/15/10 (b)	2,974,000	2,992,588
UBS AG Stamford Branch 5.75% 4/25/18	11,661,000	11,455,988
		285,022,749
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 8.2%
American Express Bank FSB 6% 9/13/17	$ 1,888,000	$ 1,862,976
ANZ National International Ltd. 6.2% 7/19/13 (b)	3,121,000	3,354,763
Bank of America NA:
5.3% 3/15/17	10,275,000	9,452,692
6.1% 6/15/17	4,390,000	4,205,159
Bank One Corp.:
5.25% 1/30/13	2,642,000	2,792,290
7.875% 8/1/10	1,963,000	2,075,953
BB&T Corp. 6.5% 8/1/11	3,531,000	3,693,486
Chase Manhattan Corp. 7.875% 6/15/10	4,410,000	4,633,464
Credit Suisse First Boston 6% 2/15/18	7,790,000	8,011,890
Credit Suisse First Boston New York Branch 5% 5/15/13	9,260,000	9,830,740
Credit Suisse New York Branch:
5.3% 8/13/19	7,630,000	7,720,049
5.5% 5/1/14	8,486,000	9,120,345
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (b)(f)	8,863,494	7,888,510
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,410,609
5.25% 2/10/14 (b)	1,603,000	1,600,434
5.5% 10/17/12	6,408,000	6,625,174
Fifth Third Bancorp:
4.5% 6/1/18	351,000	259,321
8.25% 3/1/38	5,962,000	5,296,414
HBOS PLC 6.75% 5/21/18 (b)	1,967,000	1,640,439
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,274,563
KeyBank NA:
5.8% 7/1/14	4,405,000	4,244,746
7% 2/1/11	6,384,000	6,497,999
Korea Development Bank 4.625% 9/16/10	5,207,000	5,251,223
National City Bank, Cleveland 4.5% 3/15/10	8,362,000	8,479,929
PNC Funding Corp.:
0.6275% 1/31/12 (f)	16,995,000	16,164,080
7.5% 11/1/09	5,756,000	5,806,158
Regions Bank:
6.45% 6/26/37	5,480,000	3,902,461
7.5% 5/15/18	982,000	887,318
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(f)	11,944,000	9,809,010
Standard Chartered Bank 6.4% 9/26/17 (b)	11,905,000	11,575,815
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(f)	$ 8,332,000	$ 7,307,039
Union Planters Corp. 7.75% 3/1/11	1,704,000	1,652,108
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	1,749,872
Wachovia Bank NA 4.875% 2/1/15	4,000,000	4,021,064
Wachovia Corp.:
0.6331% 4/23/12 (f)	1,541,000	1,487,074
0.6394% 10/15/11 (f)	11,410,000	11,121,042
5.625% 10/15/16	9,657,000	9,631,254
5.75% 6/15/17	8,332,000	8,787,094
Wells Fargo & Co. 4.2% 1/15/10	7,485,000	7,559,431
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	1,767,000	1,848,653
		232,532,641
Consumer Finance - 5.2%
American Express Credit Corp. 5.875% 5/2/13	1,657,000	1,730,617
Capital One Bank USA NA 8.8% 7/15/19	19,090,000	20,452,797
Capital One Financial Corp.:
0.93% 9/10/09 (f)	9,308,000	9,306,297
7.375% 5/23/14	7,910,000	8,628,592
Discover Financial Services:
1.1688% 6/11/10 (f)	11,423,000	11,131,154
6.45% 6/12/17	6,788,000	5,918,566
10.25% 7/15/19	6,680,000	7,316,283
General Electric Capital Corp. 5.9% 5/13/14	3,610,000	3,858,047
Household Finance Corp.:
6.375% 10/15/11	5,284,000	5,550,604
7% 5/15/12	1,330,000	1,432,832
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,809,086
5.25% 1/15/14	2,995,000	3,053,843
5.5% 1/19/16	10,600,000	10,693,884
5.9% 6/19/12	6,640,000	7,001,090
MBNA America Bank NA 7.125% 11/15/12 (b)	2,109,000	2,187,834
MBNA Corp. 7.5% 3/15/12	4,568,000	4,819,838
Nelnet, Inc. 7.4% 9/29/36 (f)	17,288,000	11,611,381
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	12,061,000	11,958,566
ORIX Corp. 5.48% 11/22/11	1,094,000	1,079,785
SLM Corp.:
0.6638% 7/26/10 (f)	5,193,000	4,751,231
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 8,627,000	$ 8,253,658
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	1,048,207	1,035,870
		145,581,855
Diversified Financial Services - 6.2%
Bank of America Corp. 7.4% 1/15/11	15,447,000	16,300,957
Citigroup, Inc.:
0.5194% 5/18/11 (f)	7,984,000	7,639,786
5.3% 10/17/12	10,387,000	10,492,937
5.625% 8/27/12	11,275,000	11,178,441
6.125% 5/15/18	4,796,000	4,509,420
6.5% 1/18/11	3,715,000	3,839,304
6.5% 8/19/13	37,586,000	38,594,808
CME Group, Inc. 5.75% 2/15/14	1,438,000	1,571,666
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(f)	8,513,000	3,575,460
International Lease Finance Corp.:
5.4% 2/15/12	8,137,000	6,716,190
6.375% 3/25/13	4,269,000	3,349,825
6.625% 11/15/13	4,769,000	3,692,785
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	7,752,000	6,998,203
5.6% 6/1/11	8,793,000	9,280,669
5.75% 1/2/13	6,299,000	6,721,757
6.75% 2/1/11	1,067,000	1,135,772
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	2,194,333
5.5% 1/15/14 (b)	1,973,000	1,507,684
5.7% 4/15/17 (b)	4,820,000	3,049,238
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	11,942,700
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(f)	8,032,000	6,987,840
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(f)	14,482,000	12,599,340
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(f)	2,394,000	1,918,695
		175,797,810
Insurance - 4.4%
Allstate Corp.:
5.55% 5/9/35	2,590,000	2,490,272
7.45% 5/16/19	6,430,000	7,428,875
Assurant, Inc.:
5.625% 2/15/14	5,431,000	5,554,257
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.: - continued
6.75% 2/15/34	$ 5,586,000	$ 4,466,521
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,587,000	1,605,430
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(f)	4,234,000	3,344,860
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	1,940,122
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,128,789
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,235,955
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,694,000	5,776,399
MetLife, Inc.:
5% 6/15/15	3,305,000	3,431,598
6.125% 12/1/11	2,812,000	3,005,305
6.75% 6/1/16	2,610,000	2,855,063
7.717% 2/15/19	3,864,000	4,519,717
Metropolitan Life Global Funding I:
4.625% 8/19/10 (b)	9,374,000	9,431,397
5.125% 4/10/13 (b)	1,588,000	1,633,704
5.125% 6/10/14 (b)	2,314,000	2,411,385
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,796,452
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,330,413
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	9,705,996
Prudential Financial, Inc.:
5.15% 1/15/13	6,154,000	6,200,832
5.5% 3/15/16	1,207,000	1,192,033
5.7% 12/14/36	6,947,000	6,096,757
5.8% 6/15/12	3,030,000	3,130,629
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	9,495,000	7,684,000
Symetra Financial Corp. 6.125% 4/1/16 (b)	14,719,000	11,903,932
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	3,550,000	3,684,854
		123,985,547
Real Estate Investment Trusts - 5.5%
Arden Realty LP 5.2% 9/1/11	3,804,000	3,937,136
AvalonBay Communities, Inc.:
4.95% 3/15/13	1,041,000	1,043,630
5.5% 1/15/12	6,802,000	7,060,388
6.625% 9/15/11	2,323,000	2,467,679
Brandywine Operating Partnership LP:
4.5% 11/1/09	8,768,000	8,760,433
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.625% 12/15/10	$ 11,588,000	$ 11,547,268
5.75% 4/1/12	5,279,000	5,147,463
BRE Properties, Inc. 5.75% 9/1/09	1,736,000	1,736,000
Camden Property Trust:
5.375% 12/15/13	1,864,000	1,836,346
5.875% 11/30/12	8,404,000	8,637,261
CPG Partners LP 6% 1/15/13	2,890,000	2,898,225
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,559,000	8,271,914
5% 5/3/10	6,368,000	6,188,301
5.25% 4/15/11	6,909,000	6,528,687
5.375% 10/15/12	3,653,000	3,318,195
Duke Realty LP:
4.625% 5/15/13	1,781,000	1,671,018
5.25% 1/15/10	1,288,000	1,291,478
5.4% 8/15/14	1,570,000	1,476,243
5.625% 8/15/11	8,402,000	8,486,659
5.875% 8/15/12	326,000	326,871
Federal Realty Investment Trust:
5.4% 12/1/13	1,174,000	1,155,464
6% 7/15/12	8,332,000	8,594,066
6.2% 1/15/17	1,763,000	1,650,202
HRPT Properties Trust:
5.75% 11/1/15	2,528,000	2,198,523
6.25% 6/15/17	3,502,000	3,075,632
6.65% 1/15/18	1,755,000	1,532,928
Liberty Property LP:
5.125% 3/2/15	2,408,000	2,226,490
5.5% 12/15/16	4,222,000	3,714,338
Mack-Cali Realty LP:
5.05% 4/15/10	2,303,000	2,309,865
7.75% 2/15/11	2,772,000	2,914,290
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,453,335
Simon Property Group LP:
4.6% 6/15/10	3,114,000	3,175,399
4.875% 8/15/10	1,917,000	1,964,258
5% 3/1/12	1,031,000	1,056,971
5.375% 6/1/11	1,763,000	1,812,979
5.6% 9/1/11	7,721,000	8,004,971
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.75% 5/1/12	$ 3,598,000	$ 3,773,471
7.75% 1/20/11	2,334,000	2,460,767
Washington (REIT) 5.95% 6/15/11	10,331,000	10,202,513
		155,907,657
Real Estate Management & Development - 0.8%
ERP Operating LP 5.5% 10/1/12	1,257,000	1,311,783
Post Apartment Homes LP:
5.45% 6/1/12	3,851,000	3,684,433
6.3% 6/1/13	6,809,000	6,658,576
Regency Centers LP:
4.95% 4/15/14	1,736,000	1,554,005
5.25% 8/1/15	6,059,000	5,445,029
5.875% 6/15/17	2,998,000	2,704,715
		21,358,541
Thrifts & Mortgage Finance - 2.5%
Bank of America Corp.:
6.5% 8/1/16	35,830,000	36,922,457
7.375% 5/15/14	4,878,000	5,348,225
Countrywide Financial Corp. 5.8% 6/7/12	12,454,000	12,922,221
Countrywide Home Loans, Inc. 4% 3/22/11	1,361,000	1,374,198
Independence Community Bank Corp.:
2.4169% 4/1/14 (f)	11,982,000	10,585,917
4.9% 9/23/10	4,820,000	4,976,650
		72,129,668
TOTAL FINANCIALS		1,212,316,468
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.3%
Hospira, Inc. 6.4% 5/15/15	8,211,000	8,958,956
Health Care Providers & Services - 0.6%
Coventry Health Care, Inc. 6.3% 8/15/14	10,281,000	9,370,175
Express Scripts, Inc.:
5.25% 6/15/12	2,423,000	2,570,197
6.25% 6/15/14	1,435,000	1,568,303
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
7.25% 6/15/19	$ 929,000	$ 1,077,347
UnitedHealth Group, Inc. 4.875% 3/15/15	1,639,000	1,670,270
		16,256,292
Pharmaceuticals - 1.0%
Eli Lilly & Co. 4.2% 3/6/14	15,551,000	16,470,360
Merck & Co., Inc. 5% 6/30/19	1,678,000	1,773,763
Watson Pharmaceuticals, Inc.:
5% 8/15/14	8,274,000	8,371,567
6.125% 8/15/19	2,676,000	2,751,236
		29,366,926
TOTAL HEALTH CARE		54,582,174
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (b)	7,500,000	7,626,390
4.95% 6/1/14 (b)	6,570,000	6,796,724
6.4% 12/15/11 (b)	2,323,000	2,489,994
		16,913,108
Airlines - 2.2%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	1,123,319	1,078,387
7.024% 4/15/11	8,037,000	7,996,815
7.858% 4/1/13	15,434,000	14,739,470
Continental Airlines, Inc.:
6.648% 3/15/19	8,753,422	7,527,943
6.795% 2/2/20	628,383	480,713
6.82% 5/1/18	629,254	522,281
6.9% 7/2/19	2,431,032	2,114,998
7.056% 3/15/11	4,995,000	4,970,025
7.461% 10/1/16	3,054,063	2,657,035
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	1,035,541	926,810
7.57% 11/18/10	9,592,000	9,352,200
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	6,196,856	4,771,579
8.36% 7/20/20	4,161,019	3,453,646
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	$ 138,542	$ 137,850
6.201% 3/1/10	88,469	87,142
6.602% 9/1/13	250,974	247,209
		61,064,103
Building Products - 0.1%
Masco Corp. 0.9388% 3/12/10 (f)	3,092,000	3,036,613
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	7,180,000	7,475,543
5.45% 10/15/12	1,757,000	1,914,960
		9,390,503
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (b)	1,736,000	1,768,380
TOTAL INDUSTRIALS		92,172,707
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
Nokia Corp. 5.375% 5/15/19	2,456,000	2,573,991
Electronic Equipment & Components - 0.9%
Tyco Electronics Group SA:
5.95% 1/15/14	8,379,000	8,509,981
6% 10/1/12	11,015,000	11,396,174
6.55% 10/1/17	6,704,000	6,661,731
		26,567,886
Office Electronics - 0.4%
Xerox Corp.:
5.5% 5/15/12	4,550,000	4,743,348
8.25% 5/15/14	6,968,000	7,846,358
		12,589,706
Semiconductors & Semiconductor Equipment - 0.5%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	12,848,000	12,723,606
TOTAL INFORMATION TECHNOLOGY		54,455,189
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 5.7%
Chemicals - 2.6%
Dow Chemical Co.:
4.85% 8/15/12	$ 31,042,000	$ 31,794,769
7.6% 5/15/14	34,609,000	37,371,144
Lubrizol Corp. 8.875% 2/1/19	2,636,000	3,249,743
		72,415,656
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	5,207,000	5,111,155
Containers & Packaging - 0.3%
Pactiv Corp.:
5.875% 7/15/12	4,868,000	5,186,182
6.4% 1/15/18	4,968,000	4,912,617
		10,098,799
Metals & Mining - 2.6%
Anglo American Capital PLC 9.375% 4/8/14 (b)	19,430,000	22,150,200
ArcelorMittal SA 9.85% 6/1/19	14,060,000	16,059,824
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	5,686,000	6,211,671
Rio Tinto Finance (USA) Ltd.:
6.5% 7/15/18	6,666,000	7,176,236
8.95% 5/1/14	11,888,000	13,855,214
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	6,990,672
		72,443,817
TOTAL MATERIALS		160,069,427
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 5.6%
AT&T Broadband Corp. 8.375% 3/15/13	7,343,000	8,485,894
British Telecommunications PLC 9.125% 12/15/10 (a)	7,718,000	8,315,288
Deutsche Telekom International Financial BV 5.25% 7/22/13	6,956,000	7,410,067
Embarq Corp. 7.995% 6/1/36	4,639,000	4,774,102
SBC Communications, Inc.:
5.1% 9/15/14	6,161,000	6,659,480
5.875% 2/1/12	7,764,000	8,372,100
5.875% 8/15/12	2,777,000	3,037,255
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,818,506
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,404,331
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.175% 6/18/19	$ 19,930,000	$ 22,187,910
Telefonica Emisiones SAU:
0.8094% 2/4/13 (f)	6,828,000	6,676,794
4.949% 1/15/15	15,930,000	16,897,700
6.421% 6/20/16	3,299,000	3,696,850
Telefonos de Mexico SA de CV 4.75% 1/27/10	16,119,000	16,280,190
Verizon Communications, Inc. 6.35% 4/1/19	5,488,000	6,094,248
Verizon Global Funding Corp. 7.25% 12/1/10	7,786,000	8,292,573
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,726,279
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,215,064
		158,344,631
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV 5.625% 11/15/17	5,138,000	5,152,237
Vodafone Group PLC:
5% 12/16/13	6,523,000	6,924,980
5.5% 6/15/11	7,842,000	8,323,083
7.75% 2/15/10	5,248,000	5,407,161
		25,807,461
TOTAL TELECOMMUNICATION SERVICES		184,152,092
UTILITIES - 10.0%
Electric Utilities - 5.5%
AmerenUE 6.4% 6/15/17	8,487,000	9,301,243
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	11,683,000	12,321,231
8.875% 11/15/18	2,360,000	2,967,561
Commonwealth Edison Co. 5.4% 12/15/11	4,949,000	5,284,760
EDP Finance BV:
5.375% 11/2/12 (b)	5,663,000	6,052,405
6% 2/2/18 (b)	10,414,000	11,232,093
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,531,018
Exelon Corp.:
4.9% 6/15/15	10,236,000	10,394,883
6.75% 5/1/11	1,888,000	2,018,317
FirstEnergy Corp. 6.45% 11/15/11	5,606,000	6,124,555
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (b)	776,000	793,143
6.05% 8/15/21 (b)	1,810,000	1,829,727
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 6.125% 11/15/17	$ 1,172,000	$ 1,231,466
Nevada Power Co. 6.5% 8/1/18	4,462,000	4,870,907
Oncor Electric Delivery Co. 6.375% 5/1/12	7,760,000	8,450,438
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	10,277,000	11,112,458
Pennsylvania Electric Co. 6.05% 9/1/17	2,172,000	2,313,267
Pepco Holdings, Inc.:
4% 5/15/10	6,337,000	6,403,247
6.45% 8/15/12	10,597,000	11,274,169
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	16,932,000	13,206,960
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	10,226,187
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,641,634
West Penn Power Co. 5.95% 12/15/17 (b)	889,000	921,164
Wisconsin Electric Power Co. 6.25% 12/1/15	8,556,000	9,716,022
		155,218,855
Gas Utilities - 0.3%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	1,255,000	1,285,625
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	9,070,761
		10,356,386
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc. 7% 4/1/12	18,309,000	19,652,038
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,089,896
Exelon Generation Co. LLC 5.35% 1/15/14	4,338,000	4,536,676
		30,278,610
Multi-Utilities - 3.1%
Dominion Resources, Inc.:
4.75% 12/15/10	11,169,000	11,515,596
6.3% 9/30/66 (f)	11,338,000	8,276,740
7.5% 6/30/66 (f)	14,461,000	11,858,020
DTE Energy Co. 7.05% 6/1/11	2,795,000	2,969,598
KeySpan Corp. 7.625% 11/15/10	1,404,000	1,482,792
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,295,235
National Grid PLC 6.3% 8/1/16	5,917,000	6,397,023
NiSource Finance Corp.:
5.25% 9/15/17	2,395,000	2,225,214
5.4% 7/15/14	3,828,000	3,830,764
5.45% 9/15/20	806,000	730,617
6.4% 3/15/18	3,767,000	3,785,965
7.875% 11/15/10	2,901,000	3,050,941
10.75% 3/15/16	7,429,000	8,700,696
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	$ 17,533,000	$ 13,851,070
WPS Resources Corp. 6.11% 12/1/66 (f)	2,091,000	1,526,430
		87,496,701
TOTAL UTILITIES		283,350,552
TOTAL NONCONVERTIBLE BONDS (Cost $2,583,074,128)		2,673,242,101
U.S. Treasury Obligations - 4.2%

U.S. Treasury Notes:
2.25% 5/31/14	570,000	568,619
2.375% 8/31/14 (c)	26,130,000	26,064,340
3.125% 5/15/19 (d)	6,700,000	6,540,875
3.625% 8/15/19 (c)	83,635,000	85,074,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $116,831,239)		118,248,585
Municipal Securities - 0.2%

California Gen. Oblig. 7.5% 4/1/34	3,985,000	4,231,432
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	1,206,000	1,469,004
TOTAL MUNICIPAL SECURITIES (Cost $5,219,880)		5,700,436
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12 (Cost $8,581,929)	8,648,000	9,653,762
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $683,146)	686,000	698,927
Bank Notes - 1.1%
	Principal Amount	Value
National City Bank, Cleveland 0.7675% 3/1/13 (f)	$ 2,974,000	$ 2,663,670
Wachovia Bank NA 6% 11/15/17	25,786,000	27,567,261
TOTAL BANK NOTES (Cost $25,094,380)		30,230,931
Preferred Securities - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
ING Groep NV 5.775% (f)	2,989,000	1,698,512
MUFG Capital Finance 1 Ltd. 6.346% (f)	8,045,000	7,440,229
		9,138,741
TOTAL PREFERRED SECURITIES (Cost $10,879,037)		9,138,741
Cash Equivalents - 2.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $57,871,000)	57,871,322	57,871,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,808,234,739)		2,904,784,483
NET OTHER ASSETS - (2.8)%		(79,705,382)
NET ASSETS - 100%		$ 2,825,079,101
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	$ 18,500,000	$ 267,604
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (e)	Sept. 2010	29,000,000	(334,503)
TOTAL CREDIT DEFAULT SWAPS		47,500,000	(66,899)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.2376% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	80,000,000	(634,712)
Receive semi-annually a fixed rate equal to 2.2546% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	March 2014	20,000,000	(146,818)
Receive semi-annually a fixed rate equal to 2.43% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2014	75,000,000	(517,365)
TOTAL INTEREST RATE SWAPS		175,000,000	(1,298,895)
		$ 222,500,000	$ (1,365,794)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $430,537,063 or 15.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,439,969.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$57,871,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 9,950,894
Banc of America Securities LLC	4,954,650
Bank of America, NA	12,386,625
Deutsche Bank Securities, Inc.	5,450,115
ING Financial Markets LLC	1,594,129
J.P. Morgan Securities, Inc.	9,909,300
Mizuho Securities USA, Inc.	4,954,650
Morgan Stanley & Co., Inc.	2,477,325
Societe Generale, New York Branch	6,193,312
$ 57,871,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 267,604	$ (334,503)
Interest Rate Risk
Swap Agreements (a)	-	(1,298,895)
Total Value of Derivatives	$ 267,604	$ (1,633,398)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.6%
United Kingdom	3.2%
Luxembourg	3.1%
Canada	1.7%
Netherlands	1.5%
Spain	1.2%
Cayman Islands	1.0%
Others (individually less than 1%)	6.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $57,871,000) - See accompanying schedule: Unaffiliated issuers (cost $2,808,234,739)		$ 2,904,784,483
Cash		564
Receivable for investments sold		5,467,439
Interest receivable		41,608,747
Unrealized appreciation on swap agreements		267,604
Total assets		2,952,128,837

Liabilities
Payable for investments purchased Regular delivery	$ 2,084,141
Delayed delivery	110,073,488
Distributions payable	13,252,847
Unrealized depreciation on swap agreements	1,633,398
Other payables and accrued expenses	5,862
Total liabilities		127,049,736

Net Assets		$ 2,825,079,101
Net Assets consist of:
Paid in capital		$ 2,729,895,151
Net unrealized appreciation (depreciation) on investments		95,183,950
Net Assets, for 27,814,543 shares outstanding		$ 2,825,079,101
Net Asset Value, offering price and redemption price per share ($2,825,079,101 ÷ 27,814,543 shares)		$ 101.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Dividends		$ 2,229,678
Interest		310,627,035
Total income		312,856,713

Expenses
Custodian fees and expenses	56,704
Independent directors' compensation	19,672
Miscellaneous	305
Total expenses before reductions	76,681
Expense reductions	(33,460)	43,221
Net investment income		312,813,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(631,091,542)
Swap agreements	65,707,581
Total net realized gain (loss)		(565,383,961)
Change in net unrealized appreciation (depreciation) on: Investment securities	344,141,858
Swap agreements	(12,745,115)
Total change in net unrealized appreciation (depreciation)		331,396,743
Net gain (loss)		(233,987,218)
Net increase (decrease) in net assets resulting from operations		$ 78,826,274

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 312,813,492	$ 450,574,762
Net realized gain (loss)	(565,383,961)	(54,998,256)
Change in net unrealized appreciation (depreciation)	331,396,743	(169,349,407)
Net increase (decrease) in net assets resulting from operations	78,826,274	226,227,099
Distributions to partners from net investment income	(286,629,754)	(432,960,505)
Affiliated share transactions Proceeds from sales of shares	90,589,392	1,702,575,684
Reinvestment of distributions	206,263,327	432,960,504
Cost of shares redeemed	(5,158,669,231)	(1,181,466,020)
Net increase (decrease) in net assets resulting from share transactions	(4,861,816,512)	954,070,168
Total increase (decrease) in net assets	(5,069,619,992)	747,336,762

Net Assets
Beginning of period	7,894,699,093	7,147,362,331
End of period	$ 2,825,079,101	$ 7,894,699,093
Other Information Shares
Sold	993,415	17,187,106
Issued in reinvestment of distributions	2,356,875	4,394,465
Redeemed	(57,454,910)	(11,879,673)
Net increase (decrease)	(54,104,620)	9,701,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007 I

Selected Per-Share Data
Net asset value, beginning of period	$ 96.37	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	5.907	5.647	4.588
Net realized and unrealized gain (loss)	4.729 H	(2.817)	(1.107)
Total from investment operations	10.636	2.830	3.481
Distributions to partners from net investment income	(5.436)	(5.430)	(4.511)
Net asset value, end of period	$ 101.57	$ 96.37	$ 98.97
Total Return B,C	11.84%	2.88%	3.52%
Ratios to Average Net Assets E,J
Expenses before reductions	-% G	-% G	-% A,G
Expenses net of fee waivers, if any	-% G	-% G	-% A,G
Expenses net of all reductions	-% G	-% G	-% A,G
Net investment income	6.50%	5.73%	5.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,825,079	$ 7,894,699	$ 7,147,362
Portfolio turnover rate	123%	112% F	92% A,F,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 6, 2006 (commencement of operations) to August 31, 2007.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations pricing services generally utilize matrix

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Deferred Director Compensation - continued

offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 173,686,377
Unrealized depreciation	(62,889,460)
Net unrealized appreciation (depreciation)	$ 110,796,917
Cost for federal income tax purposes	$ 2,793,987,566

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $29,000,000 representing 1.03% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(334,503). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $29,000,000 in addition to the collateral to settle these swaps.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 4,998,307	$ (1,190,234)
Interest Rate Risk
Swap Agreements	60,709,274	(11,554,881)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 65,707,581	$ (12,745,115)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $65,707,581 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(12,745,115) for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,711,658,067 and $6,891,457,132, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Other Affiliated Transactions. On February 20, 2009, certain Investing Funds redeemed in-kind out of the Fund. Each Investing Fund received cash and securities of equal value, including accrued interest, as noted in the following table. The securities distributed in-kind had unrealized depreciation on the redemption date, resulting in the Fund recognizing a loss of $448,136,696. The redemption generally was tax free to each Investing Fund, although the Investing Funds may recognize some tax gains and losses on those previously contributed securities that were not distributed back to the Investing Funds because the Fund is a partnership for federal income tax purposes.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

Fund	Shares of Corporate Bond 1-10 Year Central Fund Redeemed	Value of cash and securities delivered (including accrued interest)
Fidelity Intermediate Bond	17,132,714	$ 1,542,067,737
Fidelity Advisor Intermediate Bond	1,969,867	$ 177,302,227
Fidelity U.S. Bond Index	9,681,282	$ 871,385,114
Fidelity Puritan	5,759,631	$ 518,408,300
Fidelity Advisor Total Bond Fund	9,773,856	$ 879,717,481
Fidelity Balanced	7,900,409	$ 711,093,749

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $19,672.

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13,788.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $134,569.

Annual Report

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Corporate Bond 1-10 Year Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond 1-10 Year Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond 1-10 Year Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of Fidelity Central Investment Portfolios II LLC and the fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-
2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond 1-10 Year Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Fidelity® Mortgage Backed Securities Central Fund

Annual Report

August 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-ANN-1009
1.833864.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Life of Fund A
Fidelity Mortgage Backed Securities Central Fund	9.40%	6.12%

A From November 27, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Mortgage Backed Securities Central Fund on November 27, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from William Irving, Portfolio Manager of Fidelity® Mortgage Backed Securities Central Fund: For the year, the fund gained 9.40% and the Barclays Capital U.S. Mortgage-Backed Securities Index rose 9.80%. Mortgage securities were bolstered by strong investor demand in reaction to various programs designed to stabilize the financial markets and the housing sector. The fund lagged the benchmark mainly because of its early-period, out-of-index stake in mortgage securities not guaranteed by a government agency, which performed poorly as investors sought out the relative safety of government-backed investments. By the end of 2008, I had eliminated the fund's stake in non-agency mortgages. That move helped the fund's relative performance, as did my decision to overweight government-backed mortgage securities that offered a measure of protection against prepayment. These securities performed well as investors put a higher value on prepayment protection when interest rates declined. Specifically, I focused on collateralized mortgage obligations (CMOs) and hybrid adjustable-rate mortgage securities (ARMs). CMOs are securities whose cash flows are carved into classes - generally known as tranches - each with its own expected maturity and cash flow pattern. Hybrid ARMs are backed by 30-year amortizing loans that give homeowners a relatively low fixed interest rate for an initial period and then convert to an ARM, with the interest rate resetting every six or 12 months. Larger-than-benchmark exposures to other prepayment-resistant securities was another plus, particularly investments backed by "seasoned" mortgages - those that have not been refinanced when the borrowers were presented with opportunities to do so at attractive interest rates - and higher-coupon issues.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.0069%	$ 1,000.00	$ 1,045.50	$ .04
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.17	$ .04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	3.2	2.7
4 - 4.99%	19.8	7.8
5 - 5.99%	44.4	53.3
6 - 6.99%	22.9	33.7
7% and over	1.6	2.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.2	3.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	2.1	1.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	U.S. Government and U.S. Government Agency Obligations 124.7%		U.S. Government and U.S. Government Agency Obligations 149.5%
	Asset-Backed Securities 0.2%		Asset-Backed Securities 0.4%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets† (24.9)%		Short-Term Investments and Net Other Assets† (50.0)%
* Futures and Swaps	2.1%	** Futures and Swaps	(0.2)%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 116.3%
	Principal Amount	Value
Fannie Mae - 80.9%
2.697% 6/1/34 (d)	$ 12,903,938	$ 13,166,824
2.805% 7/1/35 (d)	6,817,044	6,998,169
3.206% 4/1/36 (d)	14,482,902	14,789,209
3.281% 10/1/33 (d)	261,503	266,178
3.283% 3/1/35 (d)	1,116,660	1,141,293
3.321% 9/1/34 (d)	782,594	804,849
3.334% 4/1/36 (d)	3,948,461	4,029,898
3.572% 2/1/33 (d)	41,083	41,810
3.6% 10/1/33 (d)	37,445	38,039
3.613% 5/1/35 (d)	20,496,042	20,897,058
3.668% 7/1/35 (d)	301,570	307,118
3.69% 1/1/35 (d)	39,185	39,864
3.697% 7/1/35 (d)	6,806,193	7,025,080
3.828% 7/1/35 (d)	21,615,151	22,172,573
4% 9/1/24	1,000,000	1,010,710
4% 9/14/39 (a)	81,000,000	79,176,172
4% 9/14/39 (a)	38,000,000	37,144,377
4% 9/14/39 (a)	79,000,000	77,221,204
4.002% 9/1/35 (d)	9,337,274	9,643,280
4.046% 3/1/35 (d)	152,855	156,071
4.15% 7/1/35 (d)	8,308,050	8,578,689
4.159% 11/1/36 (d)	6,919,239	7,110,466
4.209% 11/1/36 (d)	1,494,689	1,548,076
4.214% 11/1/34 (d)	30,030,102	30,928,017
4.25% 7/1/34 (d)	357,943	368,615
4.254% 11/1/34 (d)	9,690,463	9,984,569
4.275% 6/1/36 (d)	664,545	689,726
4.29% 3/1/33 (d)	199,537	206,484
4.299% 3/1/33 (d)	853,357	879,483
4.319% 7/1/34 (d)	2,549,864	2,635,008
4.344% 3/1/34 (d)	1,295,114	1,334,303
4.425% 3/1/35 (d)	3,015,253	3,105,509
4.477% 3/1/35 (d)	4,010,347	4,127,516
4.5% 4/1/21 to 8/1/39	428,508,981	433,493,801
4.5% 9/17/24 (a)	30,000,000	30,832,434
4.5% 9/17/24 (a)	70,000,000	71,942,346
4.5% 9/17/24 (a)	76,000,000	78,108,833
4.5% 9/1/39 (a)(b)	150,000,000	150,697,335
4.5% 9/14/39 (a)(b)	153,000,000	153,711,282
4.5% 10/14/39 (a)(b)	230,000,000	230,233,703
4.502% 3/1/33 (d)	3,851,102	3,961,674
4.503% 9/1/36 (d)	5,375,107	5,577,265
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.509% 12/1/34 (d)	$ 155,968	$ 160,499
4.534% 10/1/33 (d)	1,413,271	1,445,931
4.593% 10/1/35 (d)	8,706,357	8,938,468
4.597% 1/1/35 (d)	4,090,991	4,170,923
4.627% 10/1/34 (d)	7,057,510	7,225,136
4.643% 7/1/35 (d)	1,906,398	1,976,186
4.649% 11/1/35 (d)	2,510,510	2,595,640
4.727% 9/1/35 (d)	3,043,037	3,169,524
4.744% 2/1/34 (d)	12,415,231	12,851,825
4.777% 3/1/33 (d)	1,790,966	1,838,732
4.798% 10/1/34 (d)	58,823	59,544
4.807% 1/1/35 (d)	12,398,501	12,690,641
4.827% 3/1/35 (d)	11,506,024	11,798,087
4.862% 1/1/35 (d)	2,531,400	2,595,106
4.883% 7/1/35 (d)	13,249,570	13,699,074
4.907% 5/1/35 (d)	4,910,287	5,079,560
4.925% 7/1/35 (d)	17,946,036	18,479,419
4.996% 4/1/35 (d)	20,058,362	20,674,976
5% 9/1/16 to 8/1/39	718,886,912	744,808,565
5% 9/1/24 (a)	134,000,000	139,609,923
5% 9/17/24 (a)(b)	7,000,000	7,293,056
5% 9/17/24 (a)(b)	119,000,000	123,981,947
5% 9/1/39 (a)(b)	26,000,000	26,672,552
5% 9/1/39 (a)(b)	110,500,000	113,358,348
5.111% 9/1/35 (d)	23,186,703	24,244,689
5.128% 7/1/35 (d)	1,478,437	1,520,081
5.141% 6/1/35 (d)	9,323,823	9,727,019
5.165% 9/1/35 (d)	2,171,372	2,270,803
5.183% 10/1/35 (d)	17,877,581	18,762,798
5.185% 3/1/35 (d)	466,397	477,622
5.27% 2/1/37 (d)	7,288,222	7,541,032
5.301% 12/1/34 (d)	1,050,810	1,072,574
5.309% 3/1/36 (d)	29,855,849	31,481,754
5.349% 6/1/36 (d)	7,110,705	7,458,945
5.435% 8/1/36 (d)	5,662,624	5,979,677
5.498% 6/1/47 (d)	1,873,540	1,939,546
5.5% 6/1/11 to 3/1/39	1,412,753,041	1,480,520,080
5.5% 9/1/24 (a)(b)	103,000,000	108,348,687
5.5% 9/14/39 (a)(b)	132,000,000	137,319,349
5.66% 9/1/35 (d)	3,273,410	3,462,654
5.682% 3/1/36 (d)	8,563,961	9,005,468
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.731% 9/1/36 (d)	$ 4,291,807	$ 4,457,733
5.759% 4/1/36 (d)	10,673,151	11,296,196
5.823% 7/1/36 (d)	2,464,224	2,614,398
5.834% 7/1/37 (d)	2,646,529	2,779,676
5.863% 5/1/36 (d)	11,110,695	11,788,714
5.87% 3/1/36 (d)	5,307,445	5,595,177
5.99% 4/1/36 (d)	40,589,996	42,936,606
6% 12/1/11 to 3/1/39	935,158,537	992,289,963
6% 9/17/24 (a)	6,000,000	6,376,694
6% 9/1/39 (a)(b)	54,000,000	56,801,201
6% 9/14/39 (a)(b)	22,000,000	23,141,230
6.106% 4/1/36 (d)	3,759,594	3,976,946
6.203% 5/1/36 (d)	11,135,198	11,735,981
6.22% 3/1/37 (d)	1,424,622	1,512,771
6.245% 8/1/46 (d)	1,076,809	1,143,437
6.251% 6/1/36 (d)	12,326,465	12,978,202
6.342% 9/1/36 (d)	2,292,144	2,425,937
6.349% 5/1/36 (d)	5,218,596	5,495,401
6.399% 7/1/36 (d)	17,705,848	18,678,182
6.433% 4/1/37 (d)	4,094,361	4,347,700
6.5% 4/1/10 to 3/1/38	126,343,864	135,621,485
6.5% 9/1/39 (a)(b)	48,000,000	51,327,610
6.5% 9/14/39 (a)	25,000,000	26,733,130
6.5% 9/14/39 (a)	64,000,000	68,436,813
6.5% 10/14/39 (a)	45,000,000	47,917,485
6.735% 5/1/37 (d)	143,428	152,303
6.784% 9/1/37 (d)	2,549,322	2,689,762
6.788% 9/1/37 (d)	6,116,870	6,495,351
6.861% 9/1/37 (d)	2,777,735	2,949,607
7% 5/1/13 to 7/1/37	28,895,370	31,614,302
7.082% 9/1/37 (d)	3,686,384	3,914,479
7.5% 12/1/09 to 2/1/32	10,795,153	11,851,675
8% 9/1/17 to 3/1/37	714,490	795,414
8.5% 12/1/16 to 8/1/23	95,880	105,733
9.5% 12/1/09 to 2/1/25	231,481	265,157
10% 8/1/17	846	949
10.75% 5/1/14	11,762	13,042
11.25% 5/1/14	1,003	1,118
12.5% 1/1/15	2,907	3,280
		6,275,692,190
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 16.5%
2.877% 6/1/33 (d)	$ 3,158,854	$ 3,222,806
2.997% 5/1/35 (d)	6,790,939	6,966,026
3.096% 6/1/33 (d)	10,104,416	10,385,263
3.156% 2/1/34 (d)	1,990,380	2,033,985
3.424% 1/1/36 (d)	4,718,048	4,863,026
3.478% 3/1/35 (d)	2,209,609	2,270,755
4% 9/1/24 (a)	12,000,000	12,099,461
4.035% 6/1/35 (d)	2,994,569	3,110,767
4.25% 4/1/35 (d)	8,380,034	8,739,323
4.488% 4/1/35 (d)	3,400,419	3,487,346
4.5% 5/1/35 (d)	12,563,381	12,943,411
4.611% 3/1/35 (d)	14,225,646	14,632,663
4.678% 10/1/35 (d)	4,538,242	4,699,542
4.707% 11/1/35 (d)	3,418,288	3,519,336
4.726% 3/1/35 (d)	2,511,370	2,561,003
4.755% 3/1/36 (d)	3,811,202	3,899,828
4.793% 2/1/36 (d)	989,189	1,029,872
4.824% 5/1/35 (d)	6,858,795	7,104,895
4.907% 1/1/33 (d)	5,193,871	5,316,455
4.98% 10/1/36 (d)	4,486,618	4,675,830
5% 6/1/20 to 6/1/38	254,945,882	263,459,839
5% 9/17/24 (a)(b)	66,000,000	68,711,531
5% 9/14/39 (a)	58,000,000	59,513,904
5% 9/14/39 (a)	8,000,000	8,208,814
5.034% 4/1/35 (d)	403,851	422,173
5.114% 4/1/38 (d)	14,028,483	14,552,587
5.149% 10/1/33 (d)	4,805,283	4,907,467
5.203% 12/1/35 (d)	4,777,199	4,979,492
5.31% 3/1/33 (d)	138,724	142,988
5.446% 12/1/35 (d)	10,987,903	11,422,909
5.446% 3/1/37 (d)	1,453,095	1,497,031
5.479% 4/1/37 (d)	1,562,089	1,615,611
5.497% 1/1/37 (d)	7,423,323	7,697,689
5.5% 4/1/11 to 7/1/35	203,292,633	214,564,522
5.5% 9/14/39 (a)	27,000,000	28,119,690
5.5% 9/14/39 (a)	38,000,000	39,575,860
5.522% 1/1/36 (d)	7,898,601	8,280,842
5.61% 4/1/36 (d)	4,223,401	4,411,697
5.669% 10/1/35 (d)	1,106,358	1,170,319
5.687% 1/1/36 (d)	1,374,281	1,438,947
5.737% 5/1/37 (d)	2,928,645	3,030,792
5.778% 3/1/37 (d)	7,566,595	7,706,263
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.787% 4/1/37 (d)	$ 8,200,708	$ 8,447,012
5.807% 11/1/36 (d)	16,332,585	17,155,175
5.823% 6/1/37 (d)	6,241,724	6,481,903
5.846% 5/1/37 (d)	1,409,850	1,463,306
5.95% 4/1/36 (d)	29,718,485	31,378,723
5.954% 6/1/37 (d)	1,537,655	1,621,240
6% 2/1/17 to 12/1/37	150,938,624	160,768,447
6.079% 6/1/36 (d)	5,005,577	5,249,444
6.135% 6/1/36 (d)	3,175,366	3,368,158
6.137% 12/1/36 (d)	5,189,722	5,473,200
6.157% 4/1/37 (d)	1,909,295	2,009,123
6.204% 8/1/36 (d)	19,595,799	20,568,946
6.22% 7/1/36 (d)	2,707,085	2,843,413
6.24% 3/1/36 (d)	9,981,852	10,599,479
6.419% 6/1/37 (d)	843,616	894,182
6.429% 12/1/36 (d)	5,431,451	5,767,522
6.485% 8/1/36 (d)	5,018,341	5,286,241
6.496% 8/1/37 (d)	1,539,280	1,631,605
6.5% 4/1/11 to 3/1/37	65,314,895	70,173,653
6.602% 1/1/37 (d)	3,775,515	3,994,053
6.619% 6/1/37 (d)	1,097,001	1,164,878
6.644% 6/1/36 (d)	1,469,734	1,560,674
6.651% 8/1/37 (d)	5,511,804	5,852,847
7% 6/1/21 to 9/1/36	29,087,441	31,733,179
7.148% 2/1/37 (d)	820,963	871,760
7.347% 4/1/37 (d)	394,700	419,123
7.5% 9/1/15 to 6/1/32	612,170	672,059
8% 7/1/16 to 1/1/37	1,402,113	1,559,046
8.5% 9/1/19 to 1/1/28	524,053	585,433
9% 10/1/16	2,527	2,813
10.5% 1/1/10 to 9/1/13	168	170
11% 8/1/15 to 9/1/20	85,472	97,459
11.5% 10/1/15	4,725	5,364
12% 2/1/13 to 7/1/15	2,046	2,277
13.5% 12/1/14	21,099	24,078
		1,282,718,545
Government National Mortgage Association - 18.9%
4.5% 3/15/39 to 8/15/39	352,207,002	355,687,969
4.5% 9/21/39 (a)(b)	72,000,000	72,537,228
5% 9/21/39 (a)	35,000,000	36,000,783
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5% 9/21/39 (a)	$ 25,000,000	$ 25,716,998
5% 9/21/39 (a)	40,000,000	41,147,196
5% 9/21/39 (a)	120,000,000	123,441,588
5% 9/21/39 (a)	18,000,000	18,516,238
5% 9/21/39 (a)	17,000,000	17,487,558
5% 9/21/39 (a)	153,000,000	157,388,025
5.5% 4/15/29 to 7/15/39	32,523,308	34,144,862
5.5% 9/1/39 (a)	6,000,000	6,263,351
5.5% 9/21/39 (a)	500,000	521,946
5.5% 9/21/39 (a)(b)	42,000,000	43,843,460
5.5% 9/21/39 (a)	156,000,000	162,847,136
6% 4/15/28 to 8/15/38	52,764,370	56,255,335
6% 9/1/39 (a)	2,250,000	2,371,287
6% 9/21/39 (a)(b)	180,000,000	189,702,972
6.5% 6/15/23 to 10/15/36	73,078,938	79,023,872
7% 6/15/22 to 3/15/33	22,723,550	24,749,163
7.5% 1/15/17 to 10/15/31	10,071,636	11,064,431
8% 8/15/16 to 3/15/32	2,959,210	3,260,972
8.5% 11/15/16 to 1/15/31	522,547	588,137
9% 3/15/10 to 1/15/23	48,188	54,287
9.5% 12/15/20 to 3/15/23	23,294	26,495
10.5% 5/20/16 to 1/20/18	98,617	113,945
11% 7/20/13 to 7/20/20	106,747	120,844
		1,462,876,078
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,815,339,577)		9,021,286,813
Asset-Backed Securities - 0.2%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (d)	2,235,000	71,397
Countrywide Asset-Backed Certificates Trust Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (d)	105,148	104,291
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (d)	690,677	666,589
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3156% 3/25/37 (d)	147,692	136,404
Long Beach Mortgage Loan Trust:
Series 2006-10 Class 2A3, 0.4256% 11/25/36 (d)	6,000,000	1,782,332
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (d)	185,591	183,628
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2005-FM1 Class A2D, 0.6456% 5/25/36 (d)	$ 7,577,000	$ 6,690,068
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (d)	1,241,381	1,183,538
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6556% 1/25/36 (d)	3,909,000	156,157
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (d)	309,373	291,394
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (d)	320,583	313,090
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (d)	1,338,471	675,310
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (d)	835,880	751,073
WaMu Asset-Backed Certificates Series 2007-HE2 Class 2A1, 0.3756% 4/25/37 (d)	925,362	626,363
TOTAL ASSET-BACKED SECURITIES (Cost $24,824,858)		13,631,634
Collateralized Mortgage Obligations - 8.4%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 5.3902% 11/25/36 (d)	944,519	522,174
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 4.9149% 10/25/34 (d)	1,587,310	728,538
Granite Master Issuer PLC floater Series 2005-4 Class C2, 0.8225% 12/20/54 (d)	3,231,304	484,696
TOTAL PRIVATE SPONSOR		1,735,408
U.S. Government Agency - 8.4%
Fannie Mae:
floater Series 2002-94 Class FB, 0.6656% 1/25/18 (d)	3,402,559	3,419,079
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,959,422	2,119,293
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,898,127
Series 2006-45 Class OP, 6/25/36 (f)	7,709,324	6,376,834
Series 1993-165 Class SH, 18.9159% 9/25/23 (d)(g)	532,098	623,484
Series 1999-17 Class PG, 6% 4/25/29	18,293,918	19,568,847
Series 2003-22 Class IO, 6% 4/25/33 (e)	14,816,108	2,325,569
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2009-16 Class SA, 5.9844% 3/25/24 (d)(e)	$ 29,659,416	$ 2,518,153
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (f)	35,666,873	30,213,080
Series 339:
Class 29, 5.5% 7/1/18 (e)	7,484,539	915,896
Class 5, 5.5% 7/1/33 (e)	8,232,457	1,248,193
Series 343 Class 16, 5.5% 5/1/34 (e)	6,145,116	1,008,265
Series 348 Class 14, 6.5% 8/1/34 (e)	3,777,834	679,174
Series 351:
Class 12, 5.5% 4/1/34 (e)	2,804,344	466,314
Class 13, 6% 3/1/34 (e)	3,591,567	628,147
Series 359, Class 19 6% 7/1/35 (e)	3,687,164	594,265
Series 384 Class 6, 5% 7/25/37 (e)	41,620,526	6,243,079
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0656% 2/25/32 (d)	939,819	930,753
Series 2002-39 Class FD, 1.2725% 3/18/32 (d)	1,090,000	1,086,330
Series 2002-60 Class FV, 1.2656% 4/25/32 (d)	2,317,263	2,342,701
Series 2002-63 Class FN, 1.2656% 10/25/32 (d)	2,400,439	2,394,070
Series 2002-7 Class FC, 1.0156% 1/25/32 (d)	1,256,807	1,253,726
Series 2004-56 Class FE, 0.7156% 10/25/33 (d)	4,356,770	4,329,026
Series 2007-36:
Class FB, 0.6656% 4/25/37 (d)	71,725,068	70,474,929
Class FG, 0.6656% 4/25/37 (d)	22,944,677	22,453,265
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	13,379,951	14,385,706
Series 2001-52 Class YZ, 6.5% 10/25/31	774,674	837,619
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,865,529
Series 2001-72 Class NZ, 6% 12/25/31	4,493,429	4,806,362
Series 2002-52 Class PB, 6% 2/25/32	9,522,252	9,885,003
Series 2005-73 Class SA, 16.8594% 8/25/35 (d)	6,089,080	6,753,647
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	16,490,430	17,711,542
Series 2001-31 Class ZC, 6.5% 7/25/31	6,899,945	7,506,002
Series 2002-16 Class ZD, 6.5% 4/25/32	4,573,193	4,970,050
Series 2002-79 Class Z, 5.5% 11/25/22	14,476,798	15,136,907
Series 2003-80 Class CG, 6% 4/25/30	2,006,423	2,099,788
Series 2004-3 Class BA, 4% 7/25/17	696,278	718,582
Series 1999-33 Class PK, 6% 7/25/29	8,691,422	9,327,222
Series 2003-21 Class SK, 7.8344% 3/25/33 (d)(e)(g)	3,000,084	554,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2003-3 Class HS, 7.3844% 9/25/16 (d)(e)(g)	$ 174,168	$ 8,107
Series 2003-35:
Class BS, 6.7344% 4/25/17 (d)(e)(g)	2,178,880	120,726
Class TQ, 7.2344% 5/25/18 (d)(e)	2,976,608	309,602
Series 2003-42 Class SJ, 6.7844% 11/25/22 (d)(e)	3,453,974	305,350
Series 2004-54 Class SW, 5.7344% 6/25/33 (d)(e)(g)	13,560,984	1,082,761
Series 2004-56 Class SE, 7.2844% 10/25/33 (d)(e)	19,895,915	2,598,009
Series 2007-36:
Class GO, 4/25/37 (f)	3,677,278	3,058,631
Class PO, 4/25/37 (f)	5,067,689	3,800,767
Class SB, 6.3344% 4/25/37 (d)(e)(g)	65,664,716	7,952,522
Class SG, 6.3344% 4/25/37 (d)(e)(g)	47,615,751	5,141,282
Series 2007-57 Class SA, 39.0262% 6/25/37 (d)(g)	8,176,051	12,291,540
Series 2007-66:
Class FB, 0.6656% 7/25/37 (d)	27,460,291	26,930,497
Class SA, 38.0062% 7/25/37 (d)(g)	11,586,497	17,576,717
Class SB, 38.0062% 7/25/37 (d)(g)	4,576,715	7,276,977
Freddie Mac:
floater:
Series 3033 Class TF, 0% 9/15/35 (d)	317,587	280,895
Series 3318:
Class CY, 0% 11/15/36 (d)	675,689	538,877
Class GY, 0% 5/15/37 (d)	829,296	630,477
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	16,719,170	17,859,462
Series 2101 Class PD, 6% 11/15/28	1,628,293	1,734,147
Series 2162 Class PH, 6% 6/15/29	2,739,085	2,948,645
Series 3225 Class EO, 10/15/36 (f)	9,784,180	8,005,393
Series 3030 Class SL, 5.8272% 9/15/35 (d)(e)(g)	38,187,197	3,417,456
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	7,032,465	7,342,713
Series 2056 Class Z, 6% 5/15/28	11,369,833	12,194,963
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0728% 1/15/32 (d)	714,047	707,317
Series 2423 Class FA, 1.1728% 3/15/32 (d)	1,518,493	1,509,470
Series 2424 Class FM, 1.2728% 3/15/32 (d)	1,486,278	1,481,577
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2432:
Class FE, 1.1728% 6/15/31 (d)	$ 1,659,094	$ 1,650,229
Class FG, 1.1728% 3/15/32 (d)	635,790	631,908
Series 3066 Class HF, 0% 1/15/34 (d)	183,643	182,357
Series 3129 Class MF, 0% 7/15/34 (d)	1,231,125	1,250,218
Series 3222 Class HF, 0% 9/15/36 (d)	1,881,653	1,958,983
Series 3298 Class CF, 0% 8/15/36 (d)	967,624	856,969
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	9,598,385	7,721,808
Series 2121 Class MG, 6% 2/15/29	6,610,754	6,993,607
Series 2131 Class BG, 6% 3/15/29 (c)	42,887,444	45,830,552
Series 2137 Class PG, 6% 3/15/29	6,782,722	7,175,927
Series 2154 Class PT, 6% 5/15/29	10,159,432	10,746,705
Series 2425 Class JH, 6% 3/15/17	3,951,937	4,237,952
Series 2520 Class BE, 6% 11/15/32	14,830,000	16,005,379
Series 2585 Class KS, 7.3272% 3/15/23 (d)(e)(g)	1,955,433	216,712
Series 2590 Class YR, 5.5% 9/15/32 (e)	574,091	84,013
Series 3122 Class DS, 6.4272% 3/15/36 (d)(e)	24,261,106	3,089,152
Series 3258 Class PM, 5.5% 12/15/36	10,865,003	11,548,163
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	2,530,823	2,730,624
Series 2303 Class ZV, 6% 4/15/31	4,331,961	4,582,851
Series 2502 Class ZC, 6% 9/15/32	6,679,037	7,176,634
Series 2564 Class ES, 7.3272% 2/15/22 (d)(e)(g)	2,515,104	132,659
Series 2575 Class ID, 5.5% 8/15/22 (e)	495,696	43,742
Series 2817 Class SD, 6.7772% 7/15/30 (d)(e)(g)	5,141,039	434,631
Series 2902 Class LZ, 5.5% 9/15/31	35,330,434	36,526,828
Series 3266 Class D, 5% 1/15/22	11,000,000	11,628,141
Series 2844:
Class SC, 45.0267% 8/15/24 (d)(g)	433,386	724,455
Class SD, 82.9035% 8/15/24 (d)(g)	637,591	1,498,680
Series 2957 Class SW, 5.7272% 4/15/35 (d)(e)	23,427,257	1,939,217
Series 3002 Class SN, 6.2272% 7/15/35 (d)(e)(g)	23,190,227	2,405,970
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	10,427,554	11,166,715
Series 2004-32 Class GS, 6.2272% 5/16/34 (d)(e)(g)	4,972,104	694,929
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 2007-32 Class XA, 0% 5/20/36 (d)(g)	$ 15,571	$ 15,566
Series 2007-35 Class SC, 38.5631% 6/16/37 (d)(g)	579,032	857,622
TOTAL U.S. GOVERNMENT AGENCY		651,513,414
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $613,417,810)		653,248,822
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8613% 10/16/23 (d) (Cost $194,926)	183,996	185,754
Cash Equivalents - 10.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $842,113,000)	$ 842,117,688	842,113,000
TOTAL INVESTMENT PORTFOLIO - 135.7% (Cost $10,295,890,171)		10,530,466,023
NET OTHER ASSETS - (35.7)%		(2,770,896,833)
NET ASSETS - 100%		$ 7,759,569,190
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
586 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2010	$ 126,777,438	$ (276,309)

The face value of futures sold as a percentage of net assets - 1.6%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 3.7975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2019	$ 8,000,000	$ 219,899
Receive semi-annually a fixed rate equal to 4.37% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2039	27,000,000	1,418,888
		$ 35,000,000	$ 1,638,787
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $737,351.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$842,113,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 144,800,977
Banc of America Securities LLC	72,097,858
Bank of America, NA	180,244,644
Deutsche Bank Securities, Inc.	79,307,644
ING Financial Markets LLC	23,197,053
J.P. Morgan Securities, Inc.	144,195,715
Mizuho Securities USA, Inc.	72,097,858
Morgan Stanley & Co., Inc.	36,048,929
Societe Generale, New York Branch	90,122,322
$ 842,113,000
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 13,631,634	$ -	$ 3,525,716	$ 10,105,918
Cash Equivalents	842,113,000	-	842,113,000	-
Collateralized Mortgage Obligations	653,248,822	-	652,764,126	484,696
Commercial Mortgage Securities	185,754	-	185,754	-
U.S. Government Agency - Mortgage Securities	9,021,286,813	-	9,021,286,813	-
Total Investments in Securities:	$ 10,530,466,023	$ -	$ 10,519,875,409	$ 10,590,614
Derivative Instruments:
Assets
Swap Agreements	$ 1,638,787	$ -	$ 1,638,787	$ -
Liabilities
Futures Contracts	$ (276,309)	$ (276,309)	$ -	$ -
Total Derivative Instruments:	$ 1,362,478	$ (276,309)	$ 1,638,787	$ -
Other Financial Instruments:
Forward Commitments	$ (8,020,420)	$ -	$ (8,020,420)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,535,000
Total Realized Gain (Loss)	61,978
Total Unrealized Gain (Loss)	(4,725,633)
Cost of Purchases	-
Proceeds of Sales	(2,267,127)
Amortization/Accretion	(143,377)
Transfers in/out of Level 3	15,129,773
Ending Balance	$ 10,590,614
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (4,725,633)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ -	$ (276,309)
Swap Agreements (b)	1,638,787	-
Total Value of Derivatives	$ 1,638,787	$ (276,309)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $842,113,000) - See accompanying schedule: Unaffiliated issuers (cost $10,295,890,171)		$ 10,530,466,023
Commitment to sell securities on a delayed delivery basis	$ (1,499,104,717)
Receivable for securities sold on a delayed delivery basis	1,491,084,297	(8,020,420)
Receivable for investments sold, regular delivery		321,547,660
Cash		350,744
Receivable for swap agreements		1,359,722
Interest receivable		36,134,121
Unrealized appreciation on swap agreements		1,638,787
Other receivables		592,578
Total assets		10,884,069,215

Liabilities
Payable for investments purchased Regular delivery	$ 167,068,023
Delayed delivery	2,956,564,705
Distributions payable	40
Payable for daily variation on futures contracts	146,540
Other payables and accrued expenses	720,717
Total liabilities		3,124,500,025

Net Assets		$ 7,759,569,190
Net Assets consist of:
Paid in capital		$ 7,531,651,280
Net unrealized appreciation (depreciation) on investments		227,917,910
Net Assets, for 76,144,048 shares outstanding		$ 7,759,569,190
Net Asset Value, offering price and redemption price per share ($7,759,569,190 ÷ 76,144,048 shares)		$ 101.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 409,519,064

Expenses
Custodian fees and expenses	$ 455,175
Independent directors' compensation	28,506
Miscellaneous	56,375
Total expenses before reductions	540,056
Expense reductions	(31,136)	508,920
Net investment income		409,010,144
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,194,754
Futures contracts	(8,310,129)
Swap agreements	(9,450,125)
Total net realized gain (loss)		65,434,500
Change in net unrealized appreciation (depreciation) on: Investment securities	224,354,695
Futures contracts	(147,953)
Swap agreements	2,877,291
Delayed delivery commitments	5,541,532
Total change in net unrealized appreciation (depreciation)		232,625,565
Net gain (loss)		298,060,065
Net increase (decrease) in net assets resulting from operations		$ 707,070,209

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 409,010,144	$ 484,785,707
Net realized gain (loss)	65,434,500	(109,092,507)
Change in net unrealized appreciation (depreciation)	232,625,565	88,607,027
Net increase (decrease) in net assets resulting from operations	707,070,209	464,300,227
Distributions to partners from net investment income	(409,206,768)	(485,166,879)
Affiliated share transactions Proceeds from sales of shares	2,247,348,091	1,417,533,311
Reinvestment of distributions	285,980,644	485,166,878
Cost of shares redeemed	(4,064,173,890)	(1,508,157,466)
Net increase (decrease) in net assets resulting from share transactions	(1,530,845,155)	394,542,723
Total increase (decrease) in net assets	(1,232,981,714)	373,676,071

Net Assets
Beginning of period	8,992,550,904	8,618,874,833
End of period	$ 7,759,569,190	$ 8,992,550,904
Other Information Shares
Sold	22,275,093	14,329,553
Issued in reinvestment of distributions	2,878,041	4,902,505
Redeemed	(40,618,112)	(15,329,062)
Net increase (decrease)	(15,464,978)	3,902,996

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.16	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income D	5.250	5.222	4.024
Net realized and unrealized gain (loss)	3.744	(.102)	(1.731)
Total from investment operations	8.994	5.120	2.293
Distributions to partners from net investment income	(5.244)	(5.230)	(4.023)
Net asset value, end of period	$ 101.91	$ 98.16	$ 98.27
Total Return B, C	9.40%	5.30%	2.33%
Ratios to Average Net Assets F, I
Expenses before reductions	.01%	.01%	.01% A
Expenses net of fee waivers, if any	.01%	-% G	.01% A
Expenses net of all reductions	.01%	-% G	.01% A
Net investment income	5.25%	5.29%	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,759,569	$ 8,992,551	$ 8,618,875
Portfolio turnover rateE	568%	454%	450% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the portfolio activity of any underlying Fidelity Central Funds.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 23, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For asset backed securities, collateralized mortgage obligations, commercial mortgage

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Deferred Directors Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 256,844,442
Unrealized depreciation	(22,002,012)
Net unrealized appreciation (depreciation)	$ 234,842,430
Cost for federal income tax purposes	$ 10,295,623,593

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	(8,310,129)	(147,953)
Swap Agreements	(9,450,125)	2,877,291
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (17,760,254)	$ 2,729,338

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(8,310,129) for futures contracts and $(9,450,125) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(147,953) for futures contracts and $2,877,291 for swap agreements.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,185 and $500,071,464, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $28,506.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,630.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 23, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of Fidelity Central Investment Portfolios II LLC and the fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond 1-10 Year Central Fund, Fidelity Corporate Bond 1-5 Year Central Fund and Fidelity Mortgage Backed Securities Central Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$78,000	$-	$25,300	$200
Fidelity Corporate Bond 1-5 Year Central Fund	$77,000	$-	$25,300	$200
Fidelity Mortgage Backed Securities Central Fund	$179,000	$-	$25,300	$200

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond 1-10 Year Central Fund	$84,000	$-	$27,800	$200
Fidelity Corporate Bond 1-5 Year Central Fund	$78,000	$-	$27,800	$200
Fidelity Mortgage Backed Securities Central Fund	$165,000	$-	$27,800	$200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,950,000	$2,540,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009